Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2018	2017
Authorized and registered share capital (number of shares)	133,333,200	133,333,200
Subscribed and fully paid up share capital (number of shares)	101,739,217	101,739,217
Par value per share	1.50	1.50
Share capital (US$ millions)	153	153
Share premium (US$ millions)	482	484
Total (US$ millions)	635	637

Disclosure of other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2016	16	46	(1)	(593)	1	(531)
Share based compensation	—	14	—	—	—	14
Issuance of shares – 2013, 2014, 2015 LTIPs	—	(17)	—	—	—	(17)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	(3)	—	—	(3)
Currency translation movement	—	—	—	(23)	—	(23)
As of December 31, 2016	16	43	(4)	(616)	(1)	(562)
Share based compensation	—	22	—	—	—	22
Issuance of shares – 2014, 2015, 2016 LTIPs	—	(18)	—	—	—	(18)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	4	—	—	4
Currency translation movement	—	—	—	85	—	85
As of December 31, 2017	16	47	—	(531)	(3)	(472)
Share based compensation	—	22	—	—	—	22
Issuance of shares –2015, 2016, 2017 LTIPs	—	(22)	—	—	—	(22)
Currency translation movement	—	—	—	(68)	—	(68)
As of December 31, 2018	16	47	—	(599)	(3)	(538)

Disclosure of detailed information about borrowings
Debt and financing by type (i)

	Note	2018	2017
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	2,501	2,147
Banks	C.3.2.	1,324	1,158
Finance leases	C.3.4.	353	362
Other financing(ii)		113	74
Total non-current financing		4,291	3,742
Less: portion payable within one year		(168)	(142)
Total non-current financing due after more than one year		4,123	3,600
Debt and financing due within one year
Bonds	C.3.1.	—	—
Banks	C.3.2.	289	40
Finance leases	C.3.4.	—	3
Other financing		—	—
Total current debt and financing		289	43
Add: portion of non-current debt payable within one year		168	142
Total		458	185
Total debt and financing		4,580	3,785

(i)	See note D.1.1 for further details on maturity profile of the Group debt and financing.

(ii)
In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.45% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2018	2017
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	1,770	1,255
Colombia	1,016	1,130
Paraguay	504	488
Bolivia	317	352
Panama	261	—
Tanzania	201	217
Rwanda	—	50
Chad	64	70
Costa Rica	148	76
El Salvador	299	147
Total debt and financing	4,580	3,785
Bond financing

	Note	Country	Final Maturity	Interest Rate %	2018	2017
					(US$ millions)
SEK Senior Unsecured Variable Rate Notes	1	Luxembourg	2019	STIBOR +3.3(i)	—	243
USD 6.625% Senior Notes	2	Luxembourg	2026	6.625	495	—
USD 6% Senior Notes	3	Luxembourg	2025	6	491	496
USD 6.625% Senior Notes	4	Luxembourg	2021	6.625	—	—
USD 5.125% Senior Notes	5	Luxembourg	2028	5.125	493	494
USD 6.75% Senior Notes	6	Paraguay	2022	6.75	297	296
BOB 4.75% Notes	7	Bolivia	2020	4.75	59	86
BOB 4.05% Notes	7	Bolivia	2020	4.05	7	11
BOB 4.85% Notes	7	Bolivia	2023	4.85	71	85
BOB 3.95% Notes	7	Bolivia	2024	3.95	43	50
BOB 4.30% Notes	7	Bolivia	2029	4.3	23	25
BOB 4.30% Notes	7	Bolivia	2022	4.3	30	30
BOB 4.70% Notes	7	Bolivia	2024	4.7	35	35
BOB 5.30% Notes	7	Bolivia	2026	5.3	13	13
UNE Bond 1 (tranches A and B)	8	Colombia	2020	CPI + 5.10	46	50
UNE Bond 2 (tranches A and B)	8	Colombia	2023	CPI + 4.76	46	50
UNE Bond 3 (tranche A)	8	Colombia	2024	9.35	49	54
UNE Bond 3 (tranche B)	8	Colombia	2026	CPI+4.15	78	85
UNE Bond 3 (tranche C)	8	Colombia	2036	CPI+4.89	39	43
Cable Onda Bonds	9	Panama	2025	5.75	184	—
Total bond financing					2,501	2,147

(i)	STIBOR – Swedish Interbank Offered Rate.
(1)    SEK Senior Unsecured Notes
In August 2018, the Company redeemed all of the aggregate principal amount of the outstanding SEK Senior Unsecured Notes due 2019 ($227 million). The early redemption fees amounting to $3 million and $1 million of related unamortized costs have been expensed in August 2018 under interest and other financial expenses. As of September 30, 2018, the notes have been fully redeemed.
(2)    USD 6.625% Senior Notes
On October 16, 2018, the Company issued $500 million aggregate principal amount of 6.625% Senior Notes due 2026. The Notes bear interest at 6.625% p.a., payable semiannually in arrears on each interest payment date. Proceeds were used to finance Cable Onda’s acquisition (Note A.1.2.). Costs of issuance of $6 million are amortized over the eight-year life of the notes (the effective interest rate is 6.75%).

(3)    USD 6% Senior Notes
On March 11, 2015, Millicom issued a $500 million 6% fixed interest rate bond repayable in ten years, to repay the El Salvador 8% Senior Notes and for general corporate purposes. The bond was issued at 100% of the principal and has an effective interest rate of 6.132%. $8.6 million of withheld and upfront costs are being amortized over the ten-year life of the bond.
(4)    USD 6.625% Senior Notes
In December 2016, the Company confirmed that it had accepted for purchase $142 million of principal of its 6.625% Senior Notes due 2021. The early redemption fees amounting to $8 million and $2 million of related unamortized costs had been expensed in December 2016 under interest and other financial expenses.
On September 11, 2017, the Group made a tender offer for the outstanding 6.625% Senior Notes. On September 20, 2017, MIC S.A. repurchased $186 million in principal amount in the tender offer using the proceeds of the issue of the 5.125% Notes – see below. Also on September 11, 2017, the Group delivered a redemption notice for the 6.625% Senior Notes. MIC S.A. redeemed the remaining $473 million in principal amount on October 15, 2017. The total early redemption fees amounting to $22 million and $6 million of related unamortized costs have been expensed in September 2017 under interest and other financial expenses. At December 31, 2017, there are no 2021 Notes outstanding.
(5)    USD 5.125% Senior Notes
On September 20, 2017, MIC S.A. issued a $500 million, ten-year bond with an interest rate of 5.125% at an issue price of 100% (the 5.125% Notes) and will mature in 2028. Costs of issuance of $7 million are amortized over the seven-year life of the notes (effective interest rate is 5.24%).
(6)    USD 6.75% Senior Notes
On December 7, 2012, Telefónica Cellular del Paraguay S.A., Millicom’s fully owned subsidiary in Paraguay issued $300 million of notes at 100% of the aggregate principal amount. Distribution and other transaction fees of $7 million reduced the total proceeds from issuance to $293 million. The 6.75% Senior Notes have a 6.75% per annum coupon with interest payable semi-annually in arrears on June 13 and 13 December. The effective interest rate is 7.12%.
The 6.75% Senior Notes are general unsecured obligations of Telefónica Celular del Paraguay S.A. and rank equal in right of payment with all future unsecured and unsubordinated obligations of Telefónica Celular del Paraguay S.A. The 6.75% Senior Notes are unguaranteed.
(7)    BOB Notes
In May 2012, Telecel Bolivia issued Boliviano (BOB) 1.36 billion of notes repayable in installments until April 2, 2020. Distribution and other transaction fees of BOB5 million reduced the total proceeds from issuance to BOB 1.32 billion ($191 million). The bond has a 4.75% per annum coupon with interest payable semi-annually in arrears in May and November each year. The effective interest rate is 4.79%.
In November 2015, Telecel Bolivia issued BOB696 million (approximately $100 million) of notes in two series, A for BOB104.4 million (approximately $15 million), with a fixed annual interest rate of 4.05%, maturing in August 2020 and series B for BOB591.6 million (approximately $85 million) with a fixed annual interest rate of 4.85%, maturing in August 2023. The bond has coupon with interest payable semi-annually in arrears in March and September during the first two years, thereafter each February and August. The effective interest rate is 4.84%. In the placement, the final interest rate was reduced as Telecel Bolivia took advantage of strong demand for the bonds resulting in a reduction of the average interest rate to 4.55%. Telecel Bolivia received BOB4.59 million in excess of the BOB696 million issued (upfront premium).
On August 11, 2016, the operation in Bolivia issued a new bond for a total amount of BOB522 million consisting of two tranches (approximately $50 million and $25 million, respectively). Tranche A and B bear fixed interest at 3.95% and 4.30%, and will mature in June 2024 and June 2029, respectively.
On October 12, 2017, Tigo Bolivia placed approximately $80 million of local currency debt in three tranches, which will mature in 2022, 2024 and 2026 and bear an average interest rate of 4.66%.
(8)    UNE Bonds
In March 2010, UNE issued a COP300 billion (approximately $126 million) bond consisting of two tranches with five and ten-year maturities. Interest rates are either fixed or variable depending on the tranche. Tranche A bears variable interest, based on CPI, in Colombian peso and paid in Colombian peso. Tranche B bears variable interest, based on fixed term deposits, in Colombian peso and paid in Colombian peso. UNE applied the proceeds to finance its investment plan. Tranche A matured in March 2015 and tranche B will mature in March 2020.
In May 2011, UNE issued a COP300 billion (approximately $126 million) bond consisting of two equal tranches with five and twelve-year maturities. Interest rates are variable and depend on the tranche. Tranche A bears variable interest, based on CPI, in Colombian peso and paid in Colombian peso. Tranche B bears variable interest, based on fixed term deposits, in Colombian peso and paid in Colombian peso. UNE applied the proceeds to finance its investment plan. Tranche A matured in October 2016 and tranche B will mature in October 2023.
In May 2016, UNE issued a COP540 billion bond (approximately $176 million) consisting of three tranches (approximately $52 million, $83 million and $41 million respectively). Interest rates are either fixed or variable depending on the tranche. Tranche A bears fixed interest at 9.35%, while tranche B and C bear variable interest, based on CPI, (respective margins of CPI + 4.15% and CPI + 4.89%), in Colombian peso. UNE applied the proceeds to finance its investment plan and repay one bond (COP150 billion tranche). Tranches A, B and C will mature in May 2024, May 2026 and May 2036, respectively.
(9) Cable Onda Bonds
On August 4, 2015, Cable Onda issued public bonds in Panama for a total amount of $185 million. These bonds bear a fixed annual interest of 5.75% and are due on August 4, 2025. The bonds have been assumed by Millicom as part of the acquisition of the company. See note A.1.2. for further details on the acquisition.
Bank and Development Financial Institution financing

	Note	Country	Maturity	Interest rate %	2018	2017
					(US$ millions)
Fixed rate loans
PYG Long-term loan		Paraguay	2020/2023/2025	9.00	90	106
PYG Long-term loan	1	Paraguay	2022	10.10	61	65
PYG Long-term loan		Paraguay	2023	10.25	9	—
PYG Long-term loan		Paraguay	2025	8.90	19	—
USD - Long-term loans		Panama	2019	4.00	15	—
USD - Long-term loans		Panama	2019	3.80	9	—
BOB Long-term loans		Bolivia	2025	4.30	10	—
BOB Long-term loans		Bolivia	2025	4.30	10	—
Variable rate loans
USD Long-term loans	2	Costa Rica	2021	3.5 variable	148	76
USD Long-term loans		Chad	2019	4 variable	1	3
USD Long-term loans	3	Rwanda	2019	2.9 variable	—	40
USD Long-term loans		Tanzania (Zantel)	2020	3.75 variable	90	96
USD Short-term loans	4	Luxembourg	2019	Libor + 1.50	250	—
COP Long-term loans	5	Colombia (UNE)	2025/2030	4.1+IBR variable(i)	277	363
USD Long-term loans	5	Colombia (Tigo)	2021/2022	LIBOR + 2.5	298	297
USD Senior Unsecured Term Loan Facility	6	El Salvador	2021	LIBOR + 3.0	50	50
USD Credit Facility	6	El Salvador	2021	LIBOR + 2.25	24	29
USD Credit Facility		El Salvador	2022	LIBOR + 3.15	50	50
USD Credit Facility	6	El Salvador	2023	LIBOR + 2.55	100	—
USD Credit Facility	6	El Salvador	2023	LIBOR + 3	50	—
Other Long-term loans		Various		Various	51	25
Total Bank and Development Financial Institution financing					1,613	1,198

(i)	IBR – Colombia Interbank Rate.
1.Paraguay
On July 4, 2017, the Paraguayan subsidiary signed a five-year loan agreement with the IPS (Instituto de Prevision Social) and the Inter-American Development Bank for a total amount of PYG $367,000 million (approximately $66 million). The loan, denominated in local currency carries a 10.10% interest rate per annum and start amortizing in Q4 2019. This facility is guaranteed by the Company.
2.Costa Rica
In April 2018, Millicom Cable Costa Rica S.A. entered into a $150 million variable rate loan with Citibank as agent. Simultaneously, the outstanding loan balance of $72 million was repaid in full with the proceeds from this loan.
In June 2018, Millicom Cable Costa Rica S.A. entered into a cross currency swap to hedge part of the principal of the loan against interest rate and currency risks. Interest rate and currency swap agreements had been made on $35 million of the principal amount and interest rate swaps for an additional $35 million.
3.Rwanda
In January 2018, the Group repaid the remaining $40 million loan due by Rwanda to different banks.
4.Luxembourg
MIC S.A. Bridge Facility
In October 2018, the Company entered into a $1 billion term loan facility agreement with a consortium of banks (the “Bridge Facility”), subsequently reduced to $250 million in December 2018. The Bridge Facility matures in October 2019 (unless extended for a period not exceeding six months). Interest on amounts drawn under the Bridge Facility is payable at LIBOR plus a variable margin. At December 31, 2018, $250 million have been drawn under this facility to finance Cable Onda’s acquisition (note 3).
MIC S.A. revolving credit facility
On January 30, 2017, the Company announced the closing of a new $600 million, five years revolving credit facility (RCF) and notified the lenders in the 2014 RCF of the formal cancellation of the commitments outstanding under the 2014 RCF (none of which were drawn at such date).
Interest on amounts drawn under the revolving credit facility is payable at LIBOR or EURIBOR, as applicable, plus an initial margin of 1.5%. As of December 31, 2018, the committed facility was fully undrawn.
MIC S.A. term loan facility
In July 2016, MIC S.A. entered into a $50 million term loan facility agreement, of which half was repaid in 2017 and in January 2018 the remaining outstanding amount was fully repaid. The facility bears variable interest rate at six-month LIBOR + 2.25% per annum.
5.Colombia
In June 2017, Colombia Movil completed a $300 million syndicated loan. The loan, denominated in US dollars, which carries an interest rate of LIBOR + 2.50% will be repaid in three tranches of $100 million in June and December 2021 for the two first tranches, and in June 2022 for the last tranche. Proceeds have been used to repay an inter-company loan from Millicom, which used the funds to reduce holding company debt (see note C.3.1.) and for general corporate purposes.
In March 2018, TigoUne prepaid $34 million equivalent in COP on bank financing debt.
6.El Salvador
On April 15, 2016, Telemovil El Salvador, S.A. de C.V. entered into a Senior Unsecured Term Loan Facility up to $50 million maturing in April 2021 and bearing variable interest at LIBOR + 3.0% per annum, which was restated and amended as of May 30, 2017, for a second tranche of $50 million and bearing an interest rate at LIBOR + 3% per annum. This facility is guaranteed by the Company.
On June 6, 2016, Telemovil El Salvador, S.A. de C.V. entered into a $30 million Credit Facility for general corporate purposes maturing in June 2021 and bearing variable interest rate at LIBOR + 2.25% per annum. The facility is guaranteed by the Company.
In January 2018, Telemovil El Salvador entered into an amended and restated the 2017 agreement with Scotiabank for a $50 million variable rate loan, with a 5-year bullet repayment.
In March 2018, Telemovil El Salvador entered into a $100 million variable rate facility with DNB and Nordea with a 5-year bullet repayment. The remaining $50 million of the facility was disbursed during 2018. In addition, Telemovil El Salvador entered into an interest rate swap with Scotiabank to fix interest rates for up to $100 million of the outstanding debt.

Disclosure of interest and other financial expenses

	Year ended December 31,
	2018	2017	2016
	(US$ millions)

Interest expense on bonds and bank financing	(234)	(246)	(262)
Interest expense on finance leases	(92)	(65)	(48)
Early redemption charges	(4)	(43)	(25)
Others	(41)	(41)	(36)
Total interest and other financial expenses	(371)	(396)	(372)

Disclosure of finance lease liabilities
Finance lease liabilities

	Country	Maturity	2018	2017
			(US$ millions)
Lease of tower space	Tanzania	2029/2030	112	121
Lease of tower space	Colombia Movil	2032	83	87
Lease of poles	Colombia (UNE)	2032	99	100
Lease of tower space	Paraguay	2030	27	21
Lease of tower space	El Salvador	2026	26	20
Other finance lease liabilities	various	various	6	17
Total finance lease liabilities			353	365

Disclosure of sale and leaseback
The table below summarizes the main aspects of these deals and impacts on the Group financial statements:

	Paraguay	Colombia	El Salvador
Agreement date	April 26, 2017	July 18, 2017	February 6, 2018
Total number of towers expected to be sold	1,410	1,207	811
Total number of towers transferred as of December 31, 2018	1,276	902	496
Expected total cash proceeds ($ millions)	125	147	145
Cash proceeds received in 2017 ($ millions)	75	86	—
Cash proceeds received in 2018 ($ millions)	41	26	73
Upfront gain on sale recognized in 2017 ($ millions) (Note B.2)	26	37	—
Upfront gain on sale recognized in 2018 ($ millions) (Note B.2)	19	13	33

Disclosure of contingent liabilities
Maturity of guarantees

	At December 31, 2018		At December 31, 2017
Term	Outstanding exposure(i)	Maximum exposure(ii)	Outstanding exposure(i)	Maximum exposure(ii)
	(US$ millions)
0–1 year	133	133	159	159
1–3 years	281	281	368	368
3–5 years	212	212	144	144
Total guarantees	626	626	671	671

(i) The outstanding exposure represents the carrying amount of the related liability at December 31.

(ii)	The maximum exposure represents the total amount of the Guarantee at December 31.

Schedule of cash and cash equivalents

	2018	2017
	(US$ millions)
Cash and cash equivalents in USD	229	302
Cash and cash equivalents in other currencies	299	317
Total cash and cash equivalents	528	619

Schedule of restricted cash

	2018	2017
	(US$ millions)
Mobile Financial Services	155	143
Others	3	2
Restricted cash	158	145

Disclosure of net debt
Net debt (i)

	2018	2017
	(US$ millions)
Total debt and financing	4,580	3,785
Less:
Cash and cash equivalents	(528)	(619)
Pledged deposits	(2)	(1)
Time deposits related to bank borrowings	—	—
Net debt at the end of the year	4,051	3,164
Add (less) derivatives related to debt (SEK currency swap)	—	56
Net debt including derivatives related to debt	4,051	3,220
(i) As from 2018, the Group has excluded 'restricted cash' from its definition of Net debt. 2017 figures have been represented accordingly. The effect of the change is a $145 million increase in 2017 net debt.

	Assets		Liabilities from financing activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Finance lease liabilities	Total
Net debt as at January 1, 2017	646	4	3,606	295	3,250
Cash flows	10	(1)	(177)	(22)	(209)
Additions / acquisitions	(22)	—	3	195	220
Interest accretion	—	—	8	(1)	7
Foreign exchange movements	4	—	34	(2)	28
Transfers (to)/from assets held for sale	(19)	(2)	(49)	(13)	(42)
Transfers	—	—	10	—	9
Other non-cash movements	—	—	(14)	(86)	(101)
Net debt as at December 31, 2017	619	2	3,420	365	3,164
Cash flows	(72)	—	621	(17)	676
Additions	—	—	—	44	44
Scope changes	7	—	267	—	260
Interest accretion	—	—	11	—	11
Foreign exchange movements	(33)	—	(84)	(21)	(72)
Transfers (to)/from assets held for sale	6	—	9	(8)	(4)
Transfers	—	—	3	(11)	(9)
Other non-cash movements	—	—	(19)	—	(19)
Net debt as at December 31, 2018	528	2	4,227	353	4,051

Disclosure of fair value measurement of assets

		Carrying value		Fair value(i)
	Note	2018	2017	2018	2017
		(US$ millions)
Financial assets
Derivative financial instruments		—	—	—	—
Other non-current assets		87	73	87	73
Trade receivables, net		343	386	343	386
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	73	77	73	77
Prepayments and accrued income		129	145	129	145
Supplier advances for capital expenditures		25	18	25	18
Other current assets		127	90	127	90
Restricted cash	C.4.2.	158	145	158	145
Cash and cash equivalents	C.4.1.	528	619	528	619
Total financial assets		1,470	1,553	1,470	1,553
Current		1,344	1,440	1,344	1,440
Non-current		126	113	126	113
Financial liabilities
Debt and financing(i)	C.3.	4,580	3,785	4,418	3,971
Trade payables		282	288	282	288
Payables and accruals for capital expenditure		335	304	335	304
Derivative financial instruments		—	56	—	56
Put option liability	C.6.3.	239	—	239	—
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	483	420	483	420
Accrued interest and other expenses		383	353	383	353
Other liabilities		402	371	402	371
Total financial liabilities		6,704	5,577	6,542	5,763
Current		2,335	1,753	2,335	1,753
Non-current		4,370	3,824	4,207	4,010

(i)	Fair values are measured with reference to Level 1 (for listed bonds) or 2.

Disclosure of fair value measurement of liabilities

		Carrying value		Fair value(i)
	Note	2018	2017	2018	2017
		(US$ millions)
Financial assets
Derivative financial instruments		—	—	—	—
Other non-current assets		87	73	87	73
Trade receivables, net		343	386	343	386
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	73	77	73	77
Prepayments and accrued income		129	145	129	145
Supplier advances for capital expenditures		25	18	25	18
Other current assets		127	90	127	90
Restricted cash	C.4.2.	158	145	158	145
Cash and cash equivalents	C.4.1.	528	619	528	619
Total financial assets		1,470	1,553	1,470	1,553
Current		1,344	1,440	1,344	1,440
Non-current		126	113	126	113
Financial liabilities
Debt and financing(i)	C.3.	4,580	3,785	4,418	3,971
Trade payables		282	288	282	288
Payables and accruals for capital expenditure		335	304	335	304
Derivative financial instruments		—	56	—	56
Put option liability	C.6.3.	239	—	239	—
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	483	420	483	420
Accrued interest and other expenses		383	353	383	353
Other liabilities		402	371	402	371
Total financial liabilities		6,704	5,577	6,542	5,763
Current		2,335	1,753	2,335	1,753
Non-current		4,370	3,824	4,207	4,010

(i)	Fair values are measured with reference to Level 1 (for listed bonds) or 2.